Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2024
SAE-NPRT3-0125
1.918362.114
Common Stocks - 58.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Paladin Energy Ltd (b)	1,413,082	7,059,278
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	58,624	3,215,252
BRAZIL - 3.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	235,600	1,931,616
Interactive Media & Services - 0.0%
VTEX Class A (b)(c)	51,772	322,022
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,141	2,753,435
TOTAL COMMUNICATION SERVICES		5,007,073

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	8,356	16,588,081
Hotels, Restaurants & Leisure - 0.0%
Arcos Dorados Holdings Inc Class A	305,083	2,468,120
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	393,700	1,331,571
Direcional Engenharia SA	301,100	1,435,740
		2,767,311
Specialty Retail - 0.1%
C&A MODAS SA (b)	167,100	282,999
Grupo SBF SA	90,500	181,548
Lojas Renner SA	1,221,002	3,017,601
Vibra Energia SA	1,717,900	5,841,682
		9,323,830
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	738,482	4,436,931
Guararapes Confeccoes SA (b)	59,400	67,724
		4,504,655
TOTAL CONSUMER DISCRETIONARY		35,651,997

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Atacadao SA	1,104,000	1,185,321
Raia Drogasil SA	5,851,125	23,280,803
		24,466,124
Food Products - 0.0%
Adecoagro SA (c)	65,386	712,707
BRF SA	354,500	1,454,694
Camil Alimentos SA	36,200	43,018
Marfrig Global Foods SA	196,700	606,433
		2,816,852
TOTAL CONSUMER STAPLES		27,282,976

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA	1,001,600	6,520,521
Petroleo Brasileiro SA ADR	2,879,685	41,121,902
PRIO SA/Brazil	2,230,499	14,795,110
Ultrapar Participacoes SA	852,200	2,492,806
		64,930,339
Financials - 1.1%
Banks - 0.9%
Banco ABC Brasil SA	8,369	28,055
Banco Bradesco SA	182,071	335,588
Banco Bradesco SA	1,618,861	3,395,497
Banco do Brasil SA	112,200	458,736
Banco do Estado do Rio Grande do Sul SA Series B	11,000	19,690
Banco Santander Brasil SA ADR	79,885	332,322
Inter & Co Inc depository receipt (b)	716,845	3,277,557
Itau Unibanco Holding SA	4,543,561	24,459,171
Itau Unibanco Holding SA ADR	2,716,939	14,562,793
Itausa SA	6,688,762	10,794,422
NU Holdings Ltd/Cayman Islands Class A (b)(c)	2,660,481	33,335,827
		90,999,658
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	1,400,449	2,141,359
Banco BTG Pactual SA unit	4,063,628	20,315,439
XP Inc Class A	381,850	5,170,249
		27,627,047
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)(c)	122,867	901,844
Insurance - 0.0%
Porto Seguro SA (b)	129,700	815,259
TOTAL FINANCIALS		120,343,808

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	5,260,982	2,308,369
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	13,930
		2,322,299
Industrials - 0.4%
Aerospace & Defense - 0.0%
Embraer SA (b)	403,486	3,855,944
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	67,900	271,969
Electrical Equipment - 0.3%
WEG SA	3,247,701	29,028,946
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,657,916	10,145,670
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,051,965	6,645,500
		16,791,170
Machinery - 0.0%
Marcopolo SA	1,438,320	2,008,026
TOTAL INDUSTRIALS		51,956,055

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	515,600	2,338,573
Materials - 0.8%
Containers & Packaging - 0.0%
Klabin SA unit	827,933	2,994,253
Metals & Mining - 0.7%
Bradespar SA	844,400	2,579,456
Gerdau SA	2,395,110	8,072,868
Gerdau SA ADR	8,487,171	28,516,895
Metalurgica Gerdau SA	939,300	1,775,003
Vale SA ADR	2,895,577	28,550,389
		69,494,611
Paper & Forest Products - 0.1%
Eucatex SA Industria e Comercio (b)	9,400	21,200
Suzano SA	1,161,876	12,003,426
		12,024,626
TOTAL MATERIALS		84,513,490

Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	2,151,054	4,197,144
Equatorial Energia SA	1,699,118	8,579,179
		12,776,323
Water Utilities - 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	455,800	1,902,197
Cia De Sanena Do Parana	546,776	532,526
		2,434,723
TOTAL UTILITIES		15,211,046

TOTAL BRAZIL		409,557,656
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC	53,592	1,065,294
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (c)	80,400	4,778,461
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	104,467	1,416,969
TOTAL CANADA		6,195,430
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	117,522	402,595
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	983,310	21,301,898
TOTAL CHILE		21,704,493
CHINA - 17.0%
Communication Services - 4.4%
Entertainment - 0.3%
FriendTimes Inc (b)(d)	125,932	10,683
G-bits Network Technology Xiamen Co Ltd A Shares (China)	86,017	2,477,754
Kingsoft Corp Ltd	254,200	1,025,949
NetDragon Websoft Holdings Ltd	85,000	110,129
Netease Inc	618,200	10,679,445
Netease Inc ADR	35,426	3,099,066
Tencent Music Entertainment Group Class A ADR	1,035,779	11,818,238
XD Inc (b)(d)	218,800	672,149
		29,893,413
Interactive Media & Services - 4.0%
Autohome Inc Class A ADR	136,290	3,749,338
Baidu Inc A Shares (b)	249,800	2,651,900
Bilibili Inc Z Shares (b)	98,420	1,886,800
Focus Technology Co Ltd A Shares (China)	23,900	136,083
Hello Group Inc Class A ADR	179,045	1,204,973
JOYY Inc Class A ADR (b)	39,740	1,543,899
Kanzhun Ltd ADR	491,868	6,640,218
Kuaishou Technology B Shares (b)(d)(e)	2,273,500	14,085,180
Tencent Holdings Ltd	8,549,795	441,539,307
Tongdao Liepin Group (b)(d)	196,000	64,242
Weibo Corp Class A ADR	198,414	1,904,774
		475,406,714
Media - 0.1%
Central China Land Media Co Ltd A Shares (China)	430,300	659,164
Chinese Universe Publishing and Media Group Co Ltd A Shares (China)	1,657,241	2,894,611
Qingdao Citymedia Co Ltd A Shares (China)	72,200	78,302
Shandong Publishing & Media Co Ltd A Shares (China)	1,516,200	2,236,316
Time Publishing and Media Co Ltd A Shares (China)	135,660	167,083
Wasu Media Holding Co Ltd A Shares (China) (b)	272,800	287,422
Xiamen Jihong Technology Co Ltd A Shares (China)	188,700	427,886
Zhejiang Publishing & Media Co Ltd A Shares (China)	791,700	869,806
		7,620,590
TOTAL COMMUNICATION SERVICES		512,920,717

Consumer Discretionary - 6.4%
Automobile Components - 0.2%
Autel Intelligent Technology Corp Ltd A Shares (China)	119,565	614,137
Fuyao Glass Industry Group Co Ltd A Shares (China)	2,344,628	18,137,346
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	217,600	1,464,185
		20,215,668
Automobiles - 0.2%
BYD Co Ltd H Shares	447,817	14,771,236
Li Auto Inc A Shares (b)	190,774	2,259,425
Loncin Motor Co Ltd A Shares (China)	1,545,700	1,684,452
Zhejiang Qianjiang Motorcycle Co Ltd A Shares (China)	243,200	556,038
Zhejiang Taotao Vehicles Co Ltd (China) (b)	85,100	703,779
		19,974,930
Broadline Retail - 2.3%
Alibaba Group Holding Ltd	9,723,972	106,197,902
Alibaba Group Holding Ltd ADR	207,892	18,163,524
Dashang Co Ltd A Shares (China)	135,410	412,287
JD.com Inc A Shares	1,351,150	25,257,037
JD.com Inc ADR	979,313	36,606,720
PDD Holdings Inc Class A ADR (b)	773,781	74,716,293
Vipshop Holdings Ltd Class A ADR	730,260	10,084,891
		271,438,654
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	2,008,795	11,830,263
New Oriental Education & Technology Group Inc ADR	263,252	15,352,857
Shanghai Action Education Technology Co Ltd A Shares (China)	126,700	628,028
Zhejiang Yasha Decoration Co Ltd A Shares (China)	1,373,600	778,042
		28,589,190
Hotels, Restaurants & Leisure - 2.4%
Meituan B Shares (b)(d)(e)	8,156,352	172,044,225
Shangri-La Asia Ltd	13,900,000	9,665,681
Trip.com Group Ltd (b)	23,600	1,534,086
Trip.com Group Ltd ADR (b)	925,032	59,803,319
Yum China Holdings Inc	707,404	32,929,656
		275,976,967
Household Durables - 0.8%
Changhong Meiling Co Ltd A Shares (China)	987,292	1,162,626
Chervon Holdings Ltd	72,600	158,264
Guangdong Vanward New Electric Co Ltd A Shares (China)	1,404,105	2,008,218
Guangdong Xinbao Electrical Appliances Holdings Co Ltd A Shares (China) (b)	298,500	601,621
Haier Smart Home Co Ltd A Shares (China)	8,863,451	34,881,937
Haier Smart Home Co Ltd H Shares	6,368,922	21,421,375
Hisense Home Appliances Group Co Ltd H Shares	258,365	728,935
Midea Group Co Ltd A Shares (China)	1,941,555	18,893,986
Midea Group Co Ltd H Shares	638,367	5,690,328
TCL Electronics Holdings Ltd	591,000	391,215
Vatti Corp Ltd A Shares (China)	856,200	968,857
Viomi Technology Co Ltd Class A ADR (b)	71,922	122,986
Zhejiang Meida Industrial Co Ltd A Shares (China)	130,300	149,009
Zhejiang Supor Co Ltd A Shares (China)	256,055	1,854,396
Zhiou Home Furnishing Technology Co Ltd A Shares (China)	59,100	178,857
		89,212,610
Leisure Products - 0.0%
Xiamen Comfort Science & Technology Group Co Ltd A Shares (China)	521,100	533,001
Specialty Retail - 0.1%
China Harmony Auto Holding Ltd	410,110	32,682
Grand Baoxin Auto Group Ltd (b)	209,460	4,388
Pop Mart International Group Ltd (d)(e)	303,400	3,503,919
Zhongsheng Group Holdings Ltd	1,767,500	3,480,476
		7,021,465
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	656,400	6,488,067
Baoxiniao Holding Co Ltd A Shares (China)	1,804,400	1,154,741
Bosideng International Holdings Ltd	4,188,000	2,180,129
Cabbeen Fashion Ltd	48,447	8,095
CECEP COSTIN New Materials Group Ltd (b)(f)	741,000	1
Guangdong Chj Industry Co Ltd A Shares (China)	475,400	373,732
Li Ning Co Ltd	612,000	1,255,465
Shenzhen Fuanna Bedding and Furnishing Co Ltd A Shares (China)	1,018,600	1,305,525
Shenzhou International Group Holdings Ltd	1,104,726	8,448,740
Zhejiang Semir Garment Co Ltd A Shares (China)	2,352,300	2,181,137
		23,395,632
TOTAL CONSUMER DISCRETIONARY		736,358,117

Consumer Staples - 0.7%
Beverages - 0.6%
Budweiser Brewing Co APAC Ltd (d)(e)	1,312,400	1,248,298
China Resources Beverage Holdings Co Ltd	743,400	1,075,923
Eastroc Beverage Group Co Ltd A Shares (China)	109,150	3,240,478
Kweichow Moutai Co Ltd A Shares (China)	171,662	36,403,734
Nongfu Spring Co Ltd H Shares (d)(e)	654,200	2,783,293
Tsingtao Brewery Co Ltd A Shares (China)	76,393	773,089
Tsingtao Brewery Co Ltd H Shares	1,781,000	11,148,419
Wuliangye Yibin Co Ltd A Shares (China)	562,499	11,474,308
		68,147,542
Consumer Staples Distribution & Retail - 0.1%
Chengdu Hongqi Chain Co Ltd A Shares (China)	1,522,400	1,260,338
Yifeng Pharmacy Chain Co Ltd A Shares (China)	1,642,314	5,332,096
		6,592,434
Food Products - 0.0%
China Mengniu Dairy Co Ltd	1,817,000	3,965,638
Zhongyin Babi Food Co Ltd A Shares (China) (b)	78,600	188,198
		4,153,836
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	495,800	1,190,253
Personal Care Products - 0.0%
Chongqing Baiya Sanitary Products Co Ltd A Shares (China)	131,700	471,326
TOTAL CONSUMER STAPLES		80,555,391

Energy - 0.0%
Energy Equipment & Services - 0.0%
China Petroleum Engineering Corp A Shares (China) (b)	946,100	482,157
Oil, Gas & Consumable Fuels - 0.0%
Anhui Hengyuan Coal Industry and Electricity Power Co Ltd A Shares (China)	158,400	205,014
China Merchants Energy Shipping Co Ltd A Shares (China)	935,060	817,773
COSCO SHIPPING Energy Transportation Co Ltd H Shares	300,000	228,663
PetroChina Co Ltd H Shares	2,422,000	1,715,324
		2,966,774
TOTAL ENERGY		3,448,931

Financials - 2.3%
Banks - 1.2%
Agricultural Bank of China Ltd H Shares	35,550,980	17,729,795
Bank of Chengdu Co Ltd A Shares (China)	864,100	1,906,169
Bank of Communications Co Ltd H Shares	3,623,703	2,617,636
China Construction Bank Corp H Shares	102,751,406	77,686,184
China Merchants Bank Co Ltd H Shares	4,444,546	20,137,564
China Minsheng Banking Corp Ltd H Shares	1,024,000	398,807
Chongqing Rural Commercial Bank Co Ltd H Shares	2,956,081	1,622,425
Industrial & Commercial Bank of China Ltd H Shares	26,211,310	15,362,927
Postal Savings Bank of China Co Ltd H Shares (d)(e)	1,868,000	1,058,853
		138,520,360
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	3,681,500	3,336,064
GF Securities Co Ltd H Shares	133,200	183,877
Huatai Securities Co Ltd H Shares (d)(e)	313,600	540,134
		4,060,075
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	144,990	5,525,569
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	20,475,578	38,740,426
China Pacific Insurance Group Co Ltd H Shares	6,986,637	21,956,719
China Reinsurance Group Corp H Shares (b)	835,000	89,081
China Taiping Insurance Holdings Co Ltd	3,648,634	5,759,026
New China Life Insurance Co Ltd H Shares	1,418,300	4,338,758
People's Insurance Co Group of China Ltd/The H Shares	4,301,000	2,050,991
PICC Property & Casualty Co Ltd H Shares	12,800,697	19,382,032
Ping An Insurance Group Co of China Ltd H Shares	5,491,124	31,935,188
		124,252,221
TOTAL FINANCIALS		272,358,225

Health Care - 0.7%
Biotechnology - 0.2%
3SBio Inc (d)(e)	1,427,500	1,049,524
Innovent Biologics Inc (b)(d)(e)	2,839,704	14,070,770
Zai Lab Ltd ADR (b)(c)	353,200	10,189,820
		25,310,114
Health Care Equipment & Supplies - 0.1%
Edan Instruments Inc A Shares (China)	461,800	776,586
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	387,224	14,033,411
		14,809,997
Life Sciences Tools & Services - 0.1%
Wuxi Apptec Co Ltd H Shares (d)(e)	2,462,200	14,890,297
Pharmaceuticals - 0.3%
Beijing Winsunny Pharmaceutical Co Ltd A Shares (China) (b)	227,849	510,424
Chengdu Kanghong Pharmaceutical Group Co Ltd A Shares (China)	600,784	1,706,655
China Medical System Holdings Ltd	1,059,000	1,065,806
China Resources Pharmaceutical Group Ltd (d)(e)	1,971,000	1,330,045
Cisen Pharmaceutical Co Ltd A Shares (China)	130,600	262,642
Hansoh Pharmaceutical Group Co Ltd (d)(e)	8,657,744	21,477,437
Youcare Pharmaceutical Group Co Ltd A Shares (China) (b)	58,430	172,000
		26,525,009
TOTAL HEALTH CARE		81,535,417

Industrials - 1.5%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	153,900	274,963
ZTO Express Cayman Inc Class A ADR	208,735	3,965,965
		4,240,928
Building Products - 0.0%
Runner Xiamen Corp A Shares (China)	236,300	435,776
Zhejiang Weixing New Building Materials Co Ltd A Shares (b)	1,915,700	3,452,858
		3,888,634
Commercial Services & Supplies - 0.0%
Tuhu Car Inc A Shares (b)(d)(e)	200,400	552,517
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China) (b)	954,300	411,298
China Railway Group Ltd H Shares	5,999,000	2,883,838
China State Construction International Holdings Ltd	1,046,000	1,457,409
Sinopec Engineering Group Co Ltd H Shares	574,738	422,558
		5,175,103
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares	770,852	28,056,548
Contemporary Amperex Technology Co Ltd A Shares (China)	773,671	28,159,150
Dongfang Electric Corp Ltd H Shares	355,200	426,879
Guodian Nanjing Automation Co Ltd A Shares (China)	438,600	412,838
Leedarson IoT Technology Inc A Shares (China)	179,500	394,433
NARI Technology Co Ltd A Shares (China)	2,884,592	9,889,863
Sieyuan Electric Co Ltd A Shares (China)	1,122,496	12,077,347
Zhongshan Broad Ocean Motor Co Ltd A Shares (China)	223,000	170,226
		79,587,284
Ground Transportation - 0.0%
ANE Cayman Inc (b)	112,500	117,850
Full Truck Alliance Co Ltd ADR	434,885	4,353,199
		4,471,049
Industrial Conglomerates - 0.0%
CITIC Ltd	2,842,000	3,152,501
Citic Resources Holdings Ltd	590,000	27,301
		3,179,802
Machinery - 0.7%
Airtac International Group	281,240	6,883,885
Canny Elevator CO Ltd A Shares (China)	157,100	151,539
CRRC Corp Ltd A Shares (China)	4,051,200	4,453,908
Huaming Power Equipment Co Ltd A Shares (China)	264,890	625,640
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	605,500	4,454,882
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	142,095	870,331
Shenzhen Inovance Technology Co Ltd A Shares (China)	5,126,107	42,974,097
Sinotruk Hong Kong Ltd	3,014,491	8,349,908
Wuxi Lead Intelligent Equipment Co Ltd A Shares (China) (b)	228,400	749,516
		69,513,706
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	3,912,300	5,471,186
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	104,500	807,927
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	892,000	1,410,231
TOTAL INDUSTRIALS		178,298,367

Information Technology - 0.5%
Communications Equipment - 0.0%
Hengtong Optic-electric Co Ltd A Shares (China)	1,361,740	3,329,808
ZTE Corp H Shares	823,600	2,002,893
		5,332,701
Electronic Equipment, Instruments & Components - 0.0%
Beijing SDL Technology Co Ltd A Shares (China)	292,700	281,316
FIH Mobile Ltd (b)	1,516,000	181,218
GoerTek Inc A Shares (China)	556,200	1,965,969
Shenzhen Laibao Hi-tech Co Ltd A Shares (China)	702,500	1,104,653
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	435,500	857,162
		4,390,318
Semiconductors & Semiconductor Equipment - 0.1%
NAURA Technology Group Co Ltd A Shares (China)	255,000	14,699,738
Software - 0.0%
Weaver Network Technology Co Ltd A Shares (China)	95,000	626,818
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	5,314,000	6,222,434
Shandong New Beiyang Information Technology Co Ltd A Shares (China)	290,800	292,794
Xiaomi Corp B Shares (b)(d)(e)	8,626,931	31,049,007
		37,564,235
TOTAL INFORMATION TECHNOLOGY		62,613,810

Materials - 0.4%
Chemicals - 0.2%
China BlueChemical Ltd H Shares	151,629	38,979
Fufeng Group Ltd	219,992	134,031
Satellite Chemical Co Ltd A Shares (China)	2,695,240	6,710,406
Shandong Sinocera Functional Material Co Ltd A Shares (China)	1,626,600	4,187,500
Wanhua Chemical Group Co Ltd A Shares (China)	738,400	7,618,666
Zhejiang NHU Co Ltd A Shares (China)	1,123,273	3,382,945
		22,072,527
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	378,496	1,344,910
Anhui Conch Cement Co Ltd H Shares	728,500	1,900,842
Asia Cement China Holdings Corp	23,814	6,856
		3,252,608
Metals & Mining - 0.2%
China Hongqiao Group Ltd	2,060,000	3,002,622
China Zhongwang Holdings Ltd (b)(f)	350,800	0
Zhaojin Mining Industry Co Ltd H Shares	533,500	778,992
Zijin Mining Group Co Ltd H Shares	11,993,358	23,030,948
		26,812,562
TOTAL MATERIALS		52,137,697

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	1,133,000	1,942,702
China World Trade Center Co Ltd A Shares (China)	354,800	1,104,692
KE Holdings Inc ADR	514,536	9,699,004
		12,746,398
Utilities - 0.0%
Gas Utilities - 0.0%
Kunlun Energy Co Ltd	866,000	817,023
TOTAL CHINA		1,993,790,093
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	32,687	1,114,829
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	2,300	5,019,034
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	44,804	6,519,631
TOTAL FRANCE		11,538,665
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	24,100	2,853,199
GREECE - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	326,197	5,346,432
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (b)	18,136	98,388
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	5,316,835	11,275,122
National Bank of Greece SA	4,201,270	29,594,987
Piraeus Financial Holdings SA	656,435	2,413,772
		43,283,881
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp (c)	8,266	656,155
TOTAL GREECE		49,384,856
HONG KONG - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	509,000	632,651
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd	2,109,457	813,416
Specialty Retail - 0.0%
Pou Sheng International Holdings Ltd	265,273	18,412
TOTAL CONSUMER DISCRETIONARY		831,828

Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd	3,579,072	26,948,980
Industrials - 0.2%
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (b)	378	39
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	131,600	5,748,030
Machinery - 0.0%
Techtronic Industries Co Ltd	153,000	2,155,373
Marine Transportation - 0.2%
Orient Overseas International Ltd	133,500	1,705,643
Pacific Basin Shipping Ltd	38,608,100	9,180,589
		10,886,232
TOTAL INDUSTRIALS		18,789,674

TOTAL HONG KONG		47,203,133
HUNGARY - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	56,151	178,156
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,651	1,313,239
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	894,124	48,432,934
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	1,060,767	28,227,701
TOTAL HUNGARY		78,152,030
INDIA - 9.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	1,259,775	5,221,089
Interactive Media & Services - 0.0%
Info Edge India Ltd	35,659	3,487,138
Media - 0.0%
Jagran Prakashan Ltd	30,888	30,764
TV Today Network Ltd	18,378	44,105
		74,869
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	2,273,044	43,843,431
TOTAL COMMUNICATION SERVICES		52,626,527

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
FIEM Industries Ltd	10,738	194,579
Automobiles - 0.4%
Eicher Motors Ltd	51,468	2,943,735
Hyundai Motor India Ltd (g)	24,451	556,755
Hyundai Motor India Ltd	82,190	1,871,484
Mahindra & Mahindra Ltd	911,204	32,063,062
Tata Motors Ltd	803,917	7,506,082
		44,941,118
Hotels, Restaurants & Leisure - 0.6%
EIH Associated Hotels	8,068	38,734
Indian Hotels Co Ltd/The	239,147	2,249,195
MakeMyTrip Ltd (b)(c)	211,380	24,253,741
Wonderla Holidays Ltd	8,459	83,138
Zomato Ltd (b)	8,520,931	28,325,313
		54,950,121
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	19,132	3,587,804
Johnson Controls-Hitachi Air Conditioning India Ltd (b)	5,974	132,374
Symphony Ltd	34,781	554,479
		4,274,657
Specialty Retail - 0.0%
Trent Ltd	54,185	4,362,536
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	81,229	364,169
Century Enka Ltd	5,958	45,983
KDDL Ltd	299	10,036
Kewal Kiran Clothing Ltd	11,290	84,539
Pearl Global Industries Ltd (b)	1,741	24,938
Sutlej Textiles and Industries Ltd (b)	10,634	7,647
Titan Co Ltd	78,000	3,005,584
Vardhman Textiles Ltd	15,849	89,338
Welspun Living Ltd	65,932	119,222
		3,751,456
TOTAL CONSUMER DISCRETIONARY		112,474,467

Consumer Staples - 0.2%
Beverages - 0.1%
Varun Beverages Ltd	876,920	6,471,999
Food Products - 0.0%
Bombay Burmah Trading Co	7,611	217,142
DCM Shriram Industries Ltd	20,253	44,024
Heritage Foods Ltd	121,152	703,300
Kaveri Seed Co Ltd	27,257	279,339
Tata Consumer Products Ltd	282,913	3,214,277
		4,458,082
Household Products - 0.0%
Jyothy Laboratories Ltd	45,684	227,399
Personal Care Products - 0.1%
Bajaj Consumer Care Ltd	34,018	84,817
Colgate-Palmolive India Ltd	119,940	4,103,329
Emami Ltd	102,409	830,249
Gillette India Ltd	1,088	126,422
Hindustan Unilever Ltd	115,848	3,421,871
		8,566,688
Tobacco - 0.0%
Godfrey Phillips India Ltd	5,107	343,828
ITC Ltd	878,448	4,961,505
		5,305,333
TOTAL CONSUMER STAPLES		25,029,501

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Bharat Petroleum Corp Ltd	1,780,851	6,178,821
Chennai Petroleum Corp Ltd	22,307	165,628
Coal India Ltd	3,057,591	15,107,475
Hindustan Petroleum Corp Ltd	551,035	2,505,438
Indian Oil Corp Ltd	3,101,626	5,104,326
Oil & Natural Gas Corp Ltd	2,838,932	8,641,039
Oil India Ltd	173,847	1,011,437
Petronet LNG Ltd	619,400	2,445,875
Reliance Industries Ltd	2,725,124	41,770,198
Reliance Industries Ltd GDR (e)	148,300	8,942,490
		91,872,727
Financials - 3.1%
Banks - 2.5%
Axis Bank Ltd	3,542,482	47,730,191
Axis Bank Ltd GDR (d)	56,093	3,758,231
Canara Bank	2,920,771	3,533,497
DCB Bank Ltd	51,533	75,518
HDFC Bank Ltd/Gandhinagar	4,576,405	97,551,110
HDFC Bank Ltd/Gandhinagar ADR	387,952	25,899,676
ICICI Bank Ltd	4,802,013	73,800,390
ICICI Bank Ltd ADR	422,436	12,905,419
Indian Bank	69,287	472,401
Karur Vysya Bank Ltd/The	528,830	1,483,244
Kotak Mahindra Bank Ltd	456,082	9,544,629
		276,754,306
Capital Markets - 0.1%
Aditya Birla Sun Life Asset Management Co Ltd	29,628	303,132
Angel One Ltd	3,067	105,421
Authum Investment & Infrastucture Ltd (b)	2,159	40,480
Central Depository Services India Ltd (d)	46,509	905,018
Edelweiss Financial Services Ltd	17,363	25,333
Geojit Financial Services Ltd (b)	77,851	109,647
HDFC Asset Management Co Ltd (d)(e)	92,987	4,632,666
IIFL Securities Ltd	73,620	285,385
JSW Holdings Ltd/India (b)	428	71,927
Kfin Technologies Ltd	8,899	122,863
Motilal Oswal Financial Services Ltd	10,372	113,094
Multi Commodity Exchange of India Ltd	20,475	1,501,782
Nahar Capital and Financial Services Ltd	1,596	6,693
Nippon Life India Asset Management Ltd (d)(e)	207,903	1,689,535
Nuvama Wealth Management Ltd	5,260	408,905
Prudent Corporate Advisory Services Ltd	5,094	183,570
SMC Global Securities Ltd (b)	61,248	110,965
UTI Asset Management Co Ltd	38,592	593,826
VLS Finance Ltd	24,557	108,783
		11,319,025
Consumer Finance - 0.1%
Cholamandalam Financial Holdings Ltd	10,143	196,055
Five-Star Business Finance Ltd (b)	326,073	2,534,355
Manappuram Finance Ltd	1,676,573	3,107,864
Muthoot Finance Ltd	101,850	2,314,586
Paisalo Digital Ltd	57,030	34,627
Repco Home Finance Ltd	17,748	103,906
Shriram Finance Ltd	185,485	6,631,358
		14,922,751
Financial Services - 0.2%
LIC Housing Finance Ltd	350,043	2,651,446
Power Finance Corp Ltd	957,604	5,617,805
PTC India Financial Services Ltd (b)	196,803	101,917
REC Ltd	2,398,861	15,144,372
Sammaan Capital Ltd	308,128	613,543
		24,129,083
Insurance - 0.2%
HDFC Life Insurance Co Ltd (d)(e)	1,474,691	11,493,113
PB Fintech Ltd (b)	730,718	16,436,134
		27,929,247
TOTAL FINANCIALS		355,054,412

Health Care - 0.6%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	133,198	10,767,507
Indraprastha Medical Corp Ltd	22,405	122,093
Kovai Medical Center and Hospital	1,513	93,951
Max Healthcare Institute Ltd	757,616	8,794,290
Metropolis Healthcare Ltd (d)(e)	57,418	1,457,340
Shalby Ltd (d)	6,366	16,801
		21,251,982
Pharmaceuticals - 0.5%
Ajanta Pharma Ltd	9,077	325,228
Alembic Pharmaceuticals Ltd	35,313	456,970
Alkem Laboratories Ltd	29,508	1,970,770
Aurobindo Pharma Ltd	545,814	8,167,535
Caplin Point Laboratories Ltd	9,455	246,078
Dr Reddy's Laboratories Ltd	183,635	2,613,654
GlaxoSmithKline Pharmaceuticals Ltd	4,567	132,226
Glenmark Pharmaceuticals Ltd	130,473	2,361,579
Lincoln Pharmaceuticals Ltd	5,461	40,850
Lupin Ltd	345,394	8,383,205
Mankind Pharma Ltd (b)	257,192	7,803,545
Natco Pharma Ltd	214,026	3,486,048
Strides Pharma Science Ltd	106,150	2,056,502
Sun Pharmaceutical Industries Ltd	596,207	12,570,326
Torrent Pharmaceuticals Ltd	2,051	80,721
Zydus Lifesciences Ltd	197,828	2,264,096
		52,959,333
TOTAL HEALTH CARE		74,211,315

Industrials - 0.8%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	866,577	3,166,748
Hindustan Aeronautics Ltd (d)	465,835	24,741,272
		27,908,020
Air Freight & Logistics - 0.0%
Transport Corp of India Ltd	11,277	142,786
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	84,527	497,107
Doms Industries Ltd	1,657	58,861
		555,968
Construction & Engineering - 0.3%
Ahluwalia Contracts India Ltd	9,149	108,518
Indian Hume Pipe Co Ltd/The	8,095	39,528
ITD Cementation India Ltd	304,939	1,889,341
Larsen & Toubro Ltd	665,913	29,388,088
NCC Ltd/India	768,294	2,825,065
Voltas Ltd	145,777	2,864,389
Welspun Enterprises Ltd	46,513	293,607
		37,408,536
Electrical Equipment - 0.1%
Havells India Ltd	47,321	962,707
KEI Industries Ltd	93,973	4,808,999
Triveni Turbine Ltd	167,479	1,528,576
Voltamp Transformers Ltd	953	114,737
		7,415,019
Industrial Conglomerates - 0.0%
3M India Ltd	727	277,782
Nava Ltd	157,633	1,980,769
		2,258,551
Machinery - 0.1%
Ashok Leyland Ltd	2,188,117	6,017,922
Force Motors Ltd	4,858	396,571
Kirloskar Brothers Ltd	22,844	616,642
NRB Bearings Ltd	52,129	180,330
		7,211,465
Professional Services - 0.1%
Computer Age Management Services Ltd	193,951	11,347,702
eClerx Services Ltd	9,529	394,488
Firstsource Solutions Ltd	316,496	1,378,134
WNS Holdings Ltd ADR (c)	34,653	1,879,232
		14,999,556
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	77,487	1,094,018
TOTAL INDUSTRIALS		98,993,919

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.0%
Honeywell Automation India Ltd	152	73,533
IT Services - 1.5%
Coforge Ltd	98,261	10,128,397
HCL Technologies Ltd	1,386,458	30,384,875
Infosys Ltd	1,063,783	23,435,379
Infosys Ltd ADR (c)	510,134	11,258,657
Persistent Systems Ltd	3,886	272,035
Saksoft Limited	35,043	98,532
Tata Consultancy Services Ltd	1,776,601	89,888,601
Tech Mahindra Ltd	185,709	3,769,169
Wipro Ltd	113,420	777,464
Zensar Technologies Ltd	170,146	1,533,466
		171,546,575
Software - 0.0%
AurionPro Solutions Ltd	10,426	201,455
Intellect Design Arena Ltd	4,010	34,095
KPIT Technologies Ltd	172,862	2,804,648
Newgen Software Technologies Ltd	11,314	158,553
Nucleus Software Exports Ltd	28,080	367,144
Oracle Financial Services Software Ltd	2,924	405,833
		3,971,728
TOTAL INFORMATION TECHNOLOGY		175,591,836

Materials - 0.3%
Chemicals - 0.1%
Akzo Nobel India Ltd	2,484	109,032
Andhra Sugars Ltd/The	48,522	57,491
Asian Paints Ltd	111,422	3,269,624
Chambal Fertilisers and Chemicals Ltd	162,122	990,683
Fine Organic Industries Ltd	2,845	175,173
GHCL Ltd	19,449	138,592
Grauer & Weil India Ltd	64,946	79,442
Insecticides India Ltd (b)	1,402	12,478
Mayur Uniquoters Ltd	19,066	134,779
Sharda Cropchem Ltd	10,470	99,949
Solar Industries India Ltd	87,837	11,126,651
Tamilnadu Petroproducts Ltd	29,740	28,509
		16,222,403
Construction Materials - 0.1%
IFGL Refractories Ltd	3,864	21,867
JK Cement Ltd	221,852	11,248,096
NCL Industries Ltd	21,490	56,008
		11,325,971
Containers & Packaging - 0.0%
Huhtamaki India Ltd	6,945	23,512
Time Technoplast Ltd	50,359	268,479
		291,991
Metals & Mining - 0.1%
Godawari Power and Ispat Ltd	42,250	94,535
Hindalco Industries Ltd	380,865	2,963,240
Indian Metals & Ferro Alloys Ltd	6,075	60,682
Jindal Saw Ltd	253,674	925,329
Jindal Steel & Power Ltd	215,389	2,316,403
Maharashtra Seamless Ltd	12,931	98,526
National Aluminium Co Ltd	841,426	2,417,443
Prakash Industries Ltd	137,765	274,139
Tata Steel Ltd	1,561,122	2,675,929
		11,826,226
Paper & Forest Products - 0.0%
Satia Industries Ltd	16,104	19,599
Seshasayee Paper & Boards Ltd	7,875	28,624
		48,223
TOTAL MATERIALS		39,714,814

Real Estate - 0.0%
Office REITs - 0.0%
Embassy Office Parks REIT	321,770	1,413,817
Real Estate Management & Development - 0.0%
DLF Ltd	79,471	775,859
NESCO Ltd	11,247	140,528
Oberoi Realty Ltd	80,164	1,907,436
		2,823,823
TOTAL REAL ESTATE		4,237,640

Utilities - 0.4%
Electric Utilities - 0.1%
CESC Ltd	333,886	688,743
Power Grid Corp of India Ltd	3,630,823	14,159,850
Torrent Power Ltd	11,820	211,567
		15,060,160
Gas Utilities - 0.1%
GAIL India Ltd	3,968,296	9,396,872
Indraprastha Gas Ltd	267,093	1,036,008
Mahanagar Gas Ltd (d)	54,966	775,967
		11,208,847
Independent Power and Renewable Electricity Producers - 0.2%
Gujarat Industries Power Co Ltd	75,470	189,559
NTPC Ltd	4,127,808	17,804,361
		17,993,920
Water Utilities - 0.0%
VA Tech Wabag Ltd (b)	10,696	227,422
TOTAL UTILITIES		44,490,349

TOTAL INDIA		1,074,297,507
INDONESIA - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	17,398,700	2,983,290
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,245,700	160,954
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	14,866,900	2,672,364
Food Products - 0.1%
Dharma Satya Nusantara Tbk PT (b)	2,180,700	156,132
Indofood CBP Sukses Makmur Tbk PT	2,974,000	2,244,718
Indofood Sukses Makmur Tbk PT	7,470,300	3,577,328
Japfa Comfeed Indonesia Tbk PT	2,294,315	247,833
Mayora Indah Tbk PT	116,490	19,949
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	32,078
Triputra Agro Persada PT	990,800	50,608
		6,328,646
TOTAL CONSUMER STAPLES		9,001,010

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alamtri Resources Indonesia Tbk PT	51,086,700	6,703,581
Baramulti Suksessarana Tbk PT	28,475	7,474
Bukit Asam Tbk PT	4,537,126	773,368
Indika Energy Tbk PT	1,227,841	109,419
Indo Tambangraya Megah Tbk PT	757,300	1,272,705
United Tractors Tbk PT	2,054,700	3,470,915
		12,337,462
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	107,330,959	68,076,752
Bank Danamon Indonesia Tbk PT	355,601	56,570
Bank Mandiri Persero Tbk PT	27,785,640	10,803,548
Bank Rakyat Indonesia Persero Tbk PT	3,554,200	957,483
		79,894,353
Insurance - 0.0%
Panin Financial Tbk PT (b)	2,868,938	77,865
TOTAL FINANCIALS		79,972,218

Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	3,789,084	74,983
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	81,229
Ground Transportation - 0.0%
Rmk Energy Tbk PT	2,594,800	83,428
Industrial Conglomerates - 0.0%
Astra International Tbk PT	8,720,000	2,809,280
TOTAL INDUSTRIALS		3,048,920

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	1,095,200	74,062
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	17,868,400	1,716,526
TOTAL INDONESIA		109,294,442
ITALY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ferrari NV	6,700	2,908,872
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	11,000	3,005,918
KAZAKHSTAN - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	146,712	15,610,157
KOREA (SOUTH) - 5.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
KT Corp	627,368	22,049,381
LG Uplus Corp	440,161	3,663,660
		25,713,041
Entertainment - 0.0%
Com2uSCorp	2,100	73,772
Gravity Co Ltd ADR (b)	279	18,835
Krafton Inc (b)	10,861	2,441,403
Mgame Corp	34,930	135,823
Webzen Inc	11,695	126,739
		2,796,572
Interactive Media & Services - 0.2%
NAVER Corp	135,789	20,216,820
SOOP Co Ltd	25,852	2,053,292
Webtoon Entertainment Inc (c)	227,100	2,788,788
		25,058,900
Media - 0.0%
Korea Economic Broadcasting Co Ltd/The	6,677	29,041
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	77,798	3,425,578
TOTAL COMMUNICATION SERVICES		57,023,132

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	78,750	2,134,836
Hyundai Mobis Co Ltd	107,582	18,529,491
PHA Co Ltd	10,325	77,237
Seoyon Co Ltd	15,754	75,870
SJG Sejong	11,274	33,621
Yoosung Enterprise Co Ltd	12,624	16,948
		20,868,003
Automobiles - 0.4%
Hyundai Motor Co	131,449	20,722,176
Kia Corp	399,672	26,768,275
		47,490,451
Broadline Retail - 0.0%
Coupang Inc Class A (b)	104,200	2,642,512
SAVEZONE I&C CORP	11,337	16,191
		2,658,703
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	20,729
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	181,893
Household Durables - 0.1%
LG Electronics Inc	153,808	9,943,499
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	19,760
Textiles, Apparel & Luxury Goods - 0.0%
Lf Corp	4,141	46,746
Youngone Corp	38,456	1,133,597
		1,180,343
TOTAL CONSUMER DISCRETIONARY		82,363,381

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	44,721	3,477,712
Food Products - 0.0%
Maeil Dairies Co Ltd	1,869	50,617
Samyang Holdings Corp	1,083	52,955
		103,572
Tobacco - 0.1%
KT&G Corp	151,209	13,237,537
TOTAL CONSUMER STAPLES		16,818,821

Financials - 1.0%
Banks - 0.7%
BNK Financial Group Inc	265,603	2,015,541
DGB Financial Group Inc	80,436	512,531
Hana Financial Group Inc	385,278	17,280,304
KB Financial Group Inc	541,773	37,424,677
Shinhan Financial Group Co Ltd	226,892	8,695,497
Woori Financial Group Inc	968,477	11,630,600
		77,559,150
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	12,053	1,117,347
Korea Investment Holdings Co Ltd	31,605	1,698,462
NH Investment & Securities Co Ltd	120,621	1,156,458
Samsung Securities Co Ltd	59,428	2,038,138
		6,010,405
Consumer Finance - 0.0%
LEADCORP Inc/The	5,937	18,116
Samsung Card Co Ltd	7,695	235,261
		253,377
Insurance - 0.3%
DB Insurance Co Ltd	35,455	2,782,169
Hanwha Life Insurance Co Ltd	88,299	171,169
Hyundai Marine & Fire Insurance Co Ltd	79,499	1,518,686
Samsung Fire & Marine Insurance Co Ltd	84,587	23,935,683
Samsung Life Insurance Co Ltd	24,624	1,897,390
Tongyang Life Insurance Co Ltd	22,994	96,258
		30,401,355
TOTAL FINANCIALS		114,224,287

Health Care - 0.2%
Biotechnology - 0.0%
PharmaResearch Co Ltd	13,199	1,885,550
Health Care Equipment & Supplies - 0.0%
Rayence Co Ltd	12,372	57,706
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	28,412	19,951,121
Pharmaceuticals - 0.0%
JW Holdings Corp	10,986	22,763
TOTAL HEALTH CARE		21,917,140

Industrials - 0.7%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	26,463	5,953,018
Korea Aerospace Industries Ltd	779,540	32,761,174
		38,714,192
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	50,577	4,472,707
Building Products - 0.0%
LX Hausys Ltd	1,397	35,806
Construction & Engineering - 0.0%
DL E&C Co Ltd	19,344	468,205
Electrical Equipment - 0.0%
Dongyang E&P Inc	21,665	298,938
HD Hyundai Electric Co Ltd	11,079	2,815,545
Iljin Holdings Co Ltd	8,073	21,694
		3,136,177
Ground Transportation - 0.0%
Sebang Co Ltd	4,390	36,973
Industrial Conglomerates - 0.0%
AK Holdings Inc	1,601	12,641
CJ Corp	20,073	1,387,051
GS Holdings Corp	44,931	1,352,644
Kolon Corp	3,512	34,732
SK Square Co Ltd (b)	35,237	1,885,722
		4,672,790
Machinery - 0.3%
DY POWER Corp	5,260	47,152
HD HYUNDAI MIPO (b)	164,780	14,886,978
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	343	50,530
Hyundai Rotem Co Ltd	46,717	1,705,759
Samsung Heavy Industries Co Ltd (b)	1,199,420	10,028,584
		26,719,003
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	123,104	2,296,085
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	53,867	1,106,438
TOTAL INDUSTRIALS		81,658,376

Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.0%
BH Co Ltd	78,823	927,964
Daeduck Co Ltd	4,988	23,987
LG Innotek Co Ltd	13,938	1,632,100
Samsung Electro-Mechanics Co Ltd	37,010	2,890,057
WiSoL Co Ltd	4,733	19,030
		5,493,138
IT Services - 0.0%
Gabia Inc	5,261	54,412
Semiconductors & Semiconductor Equipment - 0.4%
LX Semicon Co Ltd	4,046	157,498
SK Hynix Inc	394,941	46,119,432
		46,276,930
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co Ltd	5,431,509	213,625,046
Samsung Electronics Co Ltd GDR (d)	13,009	12,761,829
		226,386,875
TOTAL INFORMATION TECHNOLOGY		278,211,355

Materials - 0.0%
Chemicals - 0.0%
NOROO Paint & Coatings Co Ltd	7,263	42,154
OCI Holdings Co Ltd	27,098	1,159,335
Taekwang Industrial Co Ltd	155	69,519
Unid CO Ltd	1,340	60,503
		1,331,511
Metals & Mining - 0.0%
Poongsan Corp	40,743	1,510,256
Poongsan Holdings Corp	1,786	31,623
		1,541,879
Paper & Forest Products - 0.0%
Hansol Paper Co Ltd	6,539	42,112
TOTAL MATERIALS		2,915,502

Utilities - 0.0%
Gas Utilities - 0.0%
Daesung Holdings Co Ltd	3,363	17,581
Korea Gas Corp (b)	49,724	1,602,173
		1,619,754
TOTAL KOREA (SOUTH)		656,751,748
KUWAIT - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,614	333,174
Mobile Telecommunications Co KSCP	646,827	969,715
National Mobile Telecommunications Co KSC (b)	1,531	5,218
		1,308,107
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	34,023	274,397
Consumer Staples - 0.0%
Food Products - 0.0%
Mezzan Holding Co KSCC	175,561	497,851
Financials - 0.0%
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	17,525	122,076
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSC	338,975	293,227
TOTAL KUWAIT		2,495,658
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	6,301	169,133
MALAYSIA - 0.4%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	265,300	28,088
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,406,100	1,184,086
Sports Toto Bhd	96,300	31,446
		1,215,532
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	5,117,400	2,087,542
TOTAL CONSUMER DISCRETIONARY		3,303,074

Consumer Staples - 0.0%
Food Products - 0.0%
FGV Holdings Bhd (d)(e)	88,900	23,006
Three-A Resources BHD	93,000	16,927
		39,933
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dayang Enterprise Holdings Bhd	140,600	65,791
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	59,900	66,190
AMMB Holdings Bhd	1,380,300	1,673,916
CIMB Group Holdings Bhd	14,610,474	27,115,291
Hong Leong Bank Bhd	183,800	855,602
Hong Leong Financial Group Bhd	56,000	232,799
Malayan Banking Bhd	377,600	866,474
RHB Bank Bhd	531,400	808,272
		31,618,544
Capital Markets - 0.0%
Bursa Malaysia Bhd	198,600	395,957
Kenanga Investment Bank Bhd	148,400	31,031
		426,988
TOTAL FINANCIALS		32,045,532

Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	921,800	1,505,790
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,351,400	1,207,279
Professional Services - 0.0%
My EG Services Bhd	8,307,600	1,620,008
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	308,725	39,628
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	85,800	83,028
TOTAL INDUSTRIALS		2,949,943

Materials - 0.0%
Metals & Mining - 0.0%
Ann Joo Resources Bhd (b)	500	90
Paper & Forest Products - 0.0%
Evergreen Fibreboard Bhd (b)	265,100	16,726
TOTAL MATERIALS		16,816

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mah Sing Group Bhd	644,600	244,280
Matrix Concepts Holdings Bhd	85,100	44,051
SP Setia Bhd Group	1,482,000	444,486
		732,817
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	2,067,400	6,354,377
Independent Power and Renewable Electricity Producers - 0.0%
Malakoff Corp Bhd	512,400	91,640
Multi-Utilities - 0.0%
YTL Corp Bhd	317,800	149,083
YTL Power International Bhd	1,314,600	1,008,106
		1,157,189
TOTAL UTILITIES		7,603,206

TOTAL MALAYSIA		48,290,990
MEXICO - 1.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	3,970,300	2,952,412
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C (c)	299,264	1,512,358
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	32,143	71,374
TOTAL CONSUMER DISCRETIONARY		1,583,732

Consumer Staples - 1.2%
Beverages - 0.5%
Becle SAB de CV	1,160,600	1,487,032
Fomento Economico Mexicano SAB de CV ADR	423,914	37,893,673
Fomento Economico Mexicano SAB de CV unit	1,086,078	9,695,892
		49,076,597
Consumer Staples Distribution & Retail - 0.6%
BBB Foods Inc Class A (c)	103,400	2,917,948
Wal-Mart de Mexico SAB de CV Series V	22,476,980	59,779,850
		62,697,798
Food Products - 0.1%
Gruma SAB de CV Series B	899,924	15,375,319
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	58,346	79,471
TOTAL CONSUMER STAPLES		127,229,185

Financials - 0.3%
Banks - 0.3%
Banco del Bajio SA (d)(e)	977,900	2,071,215
Grupo Financiero Banorte SAB de CV	4,240,378	28,444,019
		30,515,234
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	390,619	520,505
Industrials - 0.1%
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Class A ADR (b)	61,630	474,551
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	3,264	613,567
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	574,027	10,765,146
Grupo Aeroportuario del Sureste SAB de CV Series B	8,240	213,507
Promotora y Operadora de Infraestructura SAB de CV	12,799	121,755
		11,713,975
TOTAL INDUSTRIALS		12,188,526

Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV ADR	1,055,074	5,876,762
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	4,185,870	20,526,595
Southern Copper Corp	3,062	307,272
Ternium SA ADR	64,271	2,131,869
		22,965,736
TOTAL MATERIALS		28,842,498

Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	725,400	2,168,782
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR (c)	112,936	2,721,758
TOTAL REAL ESTATE		4,890,540

TOTAL MEXICO		208,722,632
NETHERLANDS - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Nebius Group NV Class A (b)(c)	204,900	4,505,751
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV	8,052	5,502,006
BE Semiconductor Industries NV	21,200	2,531,550
		8,033,556
TOTAL NETHERLANDS		12,539,307
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	275,306	51,061,004
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	26,197
TOTAL PERU		51,087,201
PHILIPPINES - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp (b)	410,600	153,416
Jollibee Foods Corp	629,090	2,770,380
		2,923,796
Specialty Retail - 0.0%
SSI Group Inc (d)	124,000	6,864
TOTAL CONSUMER DISCRETIONARY		2,930,660

Financials - 0.0%
Banks - 0.0%
BDO Unibank Inc	1,591,066	4,197,307
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	157,460	1,644,854
SM Investments Corp	94,610	1,413,286
		3,058,140
Professional Services - 0.0%
TaskUS Inc Class A (b)	114,600	1,680,036
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	1,797,834	11,340,446
TOTAL INDUSTRIALS		16,078,622

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	28,453,588	13,897,868
TOTAL PHILIPPINES		37,104,457
POLAND - 0.8%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	5,096	209,836
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	779,327	5,521,724
Specialty Retail - 0.0%
Wittchen SA	4,160	21,873
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	2,301	8,874,084
TOTAL CONSUMER DISCRETIONARY		14,417,681

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	37,800	3,592,375
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	491,060	6,170,071
Financials - 0.6%
Banks - 0.5%
Bank Polska Kasa Opieki SA	180,103	6,016,666
Powszechna Kasa Oszczednosci Bank Polski SA	3,059,715	42,121,898
		48,138,564
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,472,738	16,031,084
TOTAL FINANCIALS		64,169,648

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	4,749	106,136
Materials - 0.0%
Paper & Forest Products - 0.0%
Arctic Paper SA	5,469	22,223
TOTAL POLAND		88,687,970
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	553,442	10,784,631
QATAR - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	117,634	382,529
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	352,878	178,135
TOTAL COMMUNICATION SERVICES		560,664

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	507,510	425,132
Financials - 0.1%
Banks - 0.1%
Doha Bank QPSC	933,222	469,302
Qatar National Bank QPSC	2,509,051	11,783,788
		12,253,090
Industrials - 0.0%
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,440
Materials - 0.0%
Construction Materials - 0.0%
Qatar National Cement Co QSC	18,192	18,472
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	420,197	319,793
TOTAL QATAR		13,582,591
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(f)	52,200	1
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	1,235,592	12
LUKOIL PJSC (b)(f)	165,638	0
LUKOIL PJSC ADR (b)(f)	200,700	2
Rosneft Oil Co PJSC (b)(f)	634,013	0
		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,908,251	0
Sberbank of Russia PJSC (Russia) (b)(f)	328,709	3
Sberbank of Russia PJSC ADR (b)(f)	1,288,149	13
		16
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	18,583	0
Phosagro Pjsc GDR (b)(d)(f)	1	0
Phosagro Pjsc GDR (b)(d)(f)	359	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(f)	355,140	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	56,576	1
Polyus PJSC (b)(f)	2,468	0
		1
TOTAL MATERIALS		1

TOTAL RUSSIA		32
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	350,119	3,709,105
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	604,624	8,883,719
TOTAL COMMUNICATION SERVICES		12,592,824

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Al-Dawaa Medical Services Co	4,251	88,597
Almunajem Foods Co	9,128	233,734
		322,331
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co (d)(e)	305,000	2,228,500
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	1,316,415	31,921,373
Alinma Bank	520,715	3,853,144
Arab National Bank	1,457,600	7,410,408
Riyad Bank	88,449	618,006
Saudi Awwal Bank	135,074	1,116,359
Saudi National Bank/The	2,817,129	24,332,784
		69,252,074
Insurance - 0.0%
Al-Etihad Cooperative Insurance Co	5,337	25,286
Saudi Arabian Cooperative Insurance Co (b)	15,991	62,825
		88,111
TOTAL FINANCIALS		69,340,185

Industrials - 0.1%
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	3,810	38,030
Electrical Equipment - 0.0%
Electrical Industries Co	1,386,715	2,613,309
Middle East Specialized Cables Co (b)	13,076	132,782
Riyadh Cables Group Co	38,051	1,304,525
		4,050,616
Ground Transportation - 0.1%
United International Transportation Co	215,006	4,475,358
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	27,108	1,192,004
TOTAL INDUSTRIALS		9,756,008

Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	6,849	502,431
Elm Co	28,903	8,334,933
		8,837,364
Materials - 0.0%
Chemicals - 0.0%
SABIC Agri-Nutrients Co	65,500	1,931,752
Metals & Mining - 0.0%
Zamil Industrial Investment Co (b)	43,413	339,155
TOTAL MATERIALS		2,270,907

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	183,016	969,421
Retal Urban Development Co	122,635	558,189
		1,527,610
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	558,454	2,470,522
TOTAL SAUDI ARABIA		109,346,251
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
IGG Inc	421,000	191,560
Sea Ltd Class A ADR (b)	92,100	10,480,980

TOTAL SINGAPORE		10,672,540
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (d)	290,739	7,680,961
SOUTH AFRICA - 2.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	3,327,784	14,932,432
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Naspers Ltd Class N	118,798	26,953,553
Hotels, Restaurants & Leisure - 0.0%
Famous Brands Ltd	17,647	66,128
Southern Sun Ltd (b)	80,103	37,892
Sun International Ltd/South Africa (b)	84,544	203,117
		307,137
Specialty Retail - 0.1%
Lewis Group Ltd	7,250	34,166
Mr Price Group Ltd	68,244	1,093,655
Pepkor Holdings Ltd (d)(e)	3,847,623	5,713,533
We Buy Cars Pty Ltd	109,245	276,059
		7,117,413
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Bid Corp Ltd	684,852	16,701,738
Clicks Group Ltd	116,428	2,551,767
Shoprite Holdings Ltd	1,908,616	31,437,198
		50,690,703
Food Products - 0.0%
Premier Group Ltd (b)	2,238	15,068
Tiger Brands Ltd	244,591	3,447,433
		3,462,501
TOTAL CONSUMER STAPLES		54,153,204

Financials - 0.9%
Banks - 0.5%
Absa Group Ltd	1,213,927	11,681,089
Capitec Bank Holdings Ltd	97,755	17,742,143
Nedbank Group Ltd	79,491	1,279,402
Standard Bank Group Ltd	1,500,047	19,787,461
		50,490,095
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	366
Jse Limited	5,089	33,555
		33,921
Financial Services - 0.3%
FirstRand Ltd	9,032,565	38,755,446
Remgro Ltd	24,016	201,283
		38,956,729
Insurance - 0.1%
Discovery Ltd	105,145	1,131,034
Old Mutual Ltd	2,565,684	1,812,224
OUTsurance Group Ltd	1,198,975	4,323,947
		7,267,205
TOTAL FINANCIALS		96,747,950

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	226,835	2,091,917
Industrials - 0.0%
Construction & Engineering - 0.0%
Raubex Group Ltd	18,954	55,589
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	336,173	5,195,375
TOTAL INDUSTRIALS		5,250,964

Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd	416,182	2,043,422
Metals & Mining - 0.4%
African Rainbow Minerals Ltd (c)	431,715	3,809,642
Anglo American Platinum Ltd	100,284	3,342,817
Gold Fields Ltd	505,024	7,239,317
Impala Platinum Holdings Ltd (b)	4,666,913	26,576,883
Northam Platinum Holdings Ltd	748,343	4,695,455
		45,664,114
Paper & Forest Products - 0.0%
Sappi Ltd	123,207	344,670
TOTAL MATERIALS		48,052,206

TOTAL SOUTH AFRICA		255,606,776
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	4,585,700	902,577
TAIWAN - 11.2%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	400,000	11,919,442
Userjoy Technology Co Ltd	20,947	50,067
		11,969,509
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	906,000	2,515,433
TOTAL COMMUNICATION SERVICES		14,484,942

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	129,980
Wowprime Corp	26,685	190,509
		320,489
Household Durables - 0.0%
Ya Horng Electronic Co Ltd	13,000	23,656
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	1,120,106	18,427,742
Pou Chen Corp	1,719,000	2,168,340
		20,596,082
TOTAL CONSUMER DISCRETIONARY		20,940,227

Consumer Staples - 0.1%
Food Products - 0.1%
Uni-President Enterprises Corp	2,288,391	5,977,762
Financials - 0.3%
Banks - 0.1%
CTBC Financial Holding Co Ltd	6,968,934	8,053,057
Financial Services - 0.1%
Chailease Holding Co Ltd	2,267,296	8,316,299
Insurance - 0.1%
Cathay Financial Holding Co Ltd	6,797,993	13,834,723
Fubon Financial Holding Co Ltd	977,550	2,664,796
		16,499,519
TOTAL FINANCIALS		32,868,875

Industrials - 0.4%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	162,558	409,904
Electrical Equipment - 0.0%
CviLux Corp	31,000	47,750
Voltronic Power Technology Corp	47,000	2,679,355
		2,727,105
Machinery - 0.1%
Hiwin Technologies Corp	2,296,515	16,453,928
Nova Technology Corp/Taiwan	4,000	23,264
		16,477,192
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	2,390,400	16,065,575
Wan Hai Lines Ltd	73,000	187,785
Wisdom Marine Lines Co Ltd	440,000	1,013,822
Yang Ming Marine Transport Corp	3,158,000	7,159,578
		24,426,760
Passenger Airlines - 0.1%
China Airlines Ltd	494,000	380,907
Eva Airways Corp	4,541,000	5,835,948
		6,216,855
TOTAL INDUSTRIALS		50,257,816

Information Technology - 10.1%
Communications Equipment - 0.2%
Accton Technology Corp	1,073,942	21,936,751
Zyxel Group Corp	215,000	263,179
		22,199,930
Electronic Equipment, Instruments & Components - 1.4%
Asia Optical Co Inc	73,000	244,501
AVer Information Inc	16,000	20,439
Delta Electronics Inc	1,198,047	14,209,198
E Ink Holdings Inc	1,924,138	16,847,226
Elite Material Co Ltd	222,000	3,231,120
General Interface Solution Holding Ltd (b)	68,000	103,179
Genius Electronic Optical Co Ltd	32,000	442,177
Hannstar Board Corp	304,120	479,229
Hon Hai Precision Industry Co Ltd	15,182,185	92,488,958
Lotes Co Ltd	56,000	3,119,265
Primax Electronics Ltd	69,917	170,634
Simplo Technology Co Ltd	87,000	1,015,364
Sirtec International Co Ltd	1,000	1,030
Speed Tech Corp	57,000	93,729
Synnex Technology International Corp	529,000	1,238,099
Taiwan Surface Mounting Technology Corp	403,000	1,292,923
Ventec International Group Co Ltd	36,000	77,693
Weblink International Inc	39,000	68,941
Yageo Corp	1,236,171	19,749,277
Zhen Ding Technology Holding Ltd	326,000	1,160,209
		156,053,191
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Analog Technology Inc	33,000	70,014
Alchip Technologies Ltd	103,049	7,083,241
Anpec Electronics Corp	24,000	121,980
ASE Technology Holding Co Ltd	2,111,691	10,036,150
ASPEED Technology Inc	18,000	2,295,384
eGalax_eMPIA Technology Inc	293,826	425,297
Elan Microelectronics Corp	191,000	866,277
eMemory Technology Inc	32,000	2,913,224
Everlight Electronics Co Ltd	73,000	175,730
FocalTech Systems Co Ltd	195,000	531,061
Foxsemicon Integrated Technology Inc	43,000	412,739
Generalplus Technology Inc	41,000	63,726
Gudeng Precision Industrial Co Ltd	59,000	912,368
Himax Technologies Inc ADR (c)	54,901	296,465
ITE Technology Inc	193,000	838,836
Jentech Precision Industrial Co Ltd	36,000	1,548,156
Keystone Microtech Corp	22,000	215,672
Macroblock Inc	39,000	86,617
MediaTek Inc	1,946,946	76,473,594
MPI Corp	143,000	3,471,185
Niko Semiconductor Co Ltd	52,440	79,409
Novatek Microelectronics Corp	513,000	7,698,652
Parade Technologies Ltd	3,000	64,797
Phison Electronics Corp	62,000	889,528
Pixart Imaging Inc	175,000	1,161,624
Powertech Technology Inc	265,000	1,008,468
Radiant Opto-Electronics Corp	827,000	4,877,554
Raydium Semiconductor Corp	72,572	831,474
Realtek Semiconductor Corp	464,000	6,858,170
Silicon Motion Technology Corp ADR	50,086	2,658,064
Sinopower Semiconductor Inc	16,000	45,275
Sitronix Technology Corp	118,000	755,842
Sonix Technology Co Ltd	94,000	121,484
Sunplus Technology Co Ltd (b)	515,000	447,408
Taiwan Semiconductor Manufacturing Co Ltd	25,147,597	783,902,733
Taiwan Semiconductor Manufacturing Co Ltd ADR	170,160	31,421,745
Ubright Optronics Corp	33,000	64,824
		951,724,767
Software - 0.0%
Genesis Technology Inc/Taiwan (b)	31,023	61,548
Insyde Software Corp	142,000	2,069,224
		2,130,772
Technology Hardware, Storage & Peripherals - 0.3%
Asia Vital Components Co Ltd	252,760	5,077,569
Asustek Computer Inc	884,000	16,132,012
Axiomtek Co Ltd	43,973	143,363
Chicony Electronics Co Ltd	327,000	1,590,967
Compal Electronics Inc	3,041,000	3,469,913
Darfon Electronics Corp	34,000	52,830
Ennoconn Corp	44,000	410,476
Pegatron Corp	1,886,000	5,511,139
Quanta Computer Inc	348,000	3,164,820
Wistron Corp	827,000	2,920,582
Wiwynn Corp	28,000	1,690,228
		40,163,899
TOTAL INFORMATION TECHNOLOGY		1,172,272,559

TOTAL TAIWAN		1,296,802,181
THAILAND - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	4,000	25,546
Hotels, Restaurants & Leisure - 0.0%
MK Restaurants Group PCL depository receipt	29,200	21,215
Specialty Retail - 0.0%
Com7 Pcl	736,100	570,680
Index Livingmall PCL depository receipt	230,500	116,242
		686,922
TOTAL CONSUMER DISCRETIONARY		733,683

Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	178,600	84,399
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,415,439	2,531,806
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	1,026,600	717,002
TOTAL CONSUMER STAPLES		3,333,207

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	782,842	2,915,801
PTT Exploration & Production PCL depository receipt	175,700	654,418
PTT PCL depository receipt	157,100	147,911
		3,718,130
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL depository receipt	2,630,300	11,484,772
Kasikornbank PCL	1,221,200	5,364,269
Kasikornbank PCL depository receipt	1,709,260	7,508,133
Krung Thai Bank PCL	4,406,600	2,574,668
Krung Thai Bank PCL depository receipt	4,642,700	2,712,615
SCB X PCL	1,030,200	3,441,287
		33,085,744
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL depository receipt	2,826,800	2,083,037
Bumrungrad Hospital Pcl	487,100	2,960,364
Ekachai Medical Care Pcl depository receipt	134,797	25,575
		5,068,976
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Thoresen Thai Agencies PCL depository receipt	397,800	68,602
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt	1,511,270	54,131
TOTAL INDUSTRIALS		122,733

TOTAL THAILAND		46,062,473
TURKEY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS (b)	206,497	274,013
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Dogus Otomotiv Servis ve Ticaret AS	256,278	1,580,698
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	224,716	1,292,761
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	95,039	1,297,017
TOTAL CONSUMER STAPLES		2,589,778

Financials - 0.0%
Banks - 0.0%
Haci Omer Sabanci Holding AS	217,545	567,442
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	97,985	395,942
Anadolu Hayat Emeklilik AS	99,029	277,429
		673,371
TOTAL FINANCIALS		1,240,813

Industrials - 0.1%
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	207,145	1,943,342
KOC Holding AS	904,377	5,226,219
		7,169,561
Passenger Airlines - 0.0%
Turk Hava Yollari AO (b)	150,039	1,232,460
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	347,915	2,750,068
TOTAL INDUSTRIALS		11,152,089

TOTAL TURKEY		16,837,391
UNITED ARAB EMIRATES - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Integrated Telecommun Ication Company	94,170	193,568
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (b)	33,620	147,255
TOTAL COMMUNICATION SERVICES		340,823

Energy - 0.5%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	21,582,801	31,083,982
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	19,270,700	18,362,791
TOTAL ENERGY		49,446,773

Financials - 0.1%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC	2,431,194	6,632,244
Abu Dhabi Islamic Bank PJSC	283,061	1,006,460
Dubai Islamic Bank PJSC	574,060	1,062,770
Emirates NBD Bank PJSC	578,838	3,151,811
First Abu Dhabi Bank PJSC	1,230,208	4,287,081
		16,140,366
Industrials - 0.0%
Building Products - 0.0%
Ras Al Khaimah Ceramics	49,221	33,233
Construction & Engineering - 0.0%
Orascom Construction PLC (d)	1,460	8,683
Passenger Airlines - 0.0%
Air Arabia PJSC	771,780	628,258
TOTAL INDUSTRIALS		670,174

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Deyaar Development PJSC	363,388	96,955
Emaar Development PJSC	4,671,690	14,435,873
Emaar Properties PJSC	8,948,404	23,266,021
Tecom Group Pjsc (b)	36,802	32,763
		37,831,612
TOTAL UNITED ARAB EMIRATES		104,429,748
UNITED KINGDOM - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc (c)	393,209	9,806,632
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite International SA (d)(e)	912,600	2,463,316
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	1,103,000	6,781,008
Information Technology - 0.3%
IT Services - 0.2%
Globant SA (b)(c)	94,405	21,501,683
Semiconductors & Semiconductor Equipment - 0.1%
NVIDIA Corp	131,000	18,110,750
TOTAL INFORMATION TECHNOLOGY		39,612,433

TOTAL UNITED STATES		48,856,757
VIETNAM - 0.1%
Financials - 0.1%
Banks - 0.1%
Asia Commercial Bank JSC	4,982,600	4,959,060
Bank for Foreign Trade of Vietnam JSC (b)	1,156,000	4,256,467
		9,215,527
Information Technology - 0.0%
IT Services - 0.0%
FPT Corp	1,404,580	8,011,186
TOTAL VIETNAM		17,226,713
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	107,253	1,467,781
TOTAL COMMON STOCKS (Cost $5,498,809,640)		6,893,866,235

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (h) (Cost $1,082)	14	1,178

International Equity Funds - 37.9%
	Shares	Value ($)
abrdn Emerging Markets Fund Institutional Service Class	11,297,706	155,343,456
Artisan Developing World Fund Investor Shares	4,589,539	100,832,179
Brandes Emerging Markets Value Fund Class A	13,439,188	114,098,707
Fidelity Advisor Emerging Markets Fund - Class Z (h)	11,103,995	431,945,409
Fidelity SAI Emerging Markets Index Fund (h)	43,247,558	604,168,390
Fidelity SAI Emerging Markets Low Volatility Index Fund (h)	63,428,416	735,769,630
Fidelity SAI Emerging Markets Value Index Fund (h)	108,472,948	1,479,571,015
Goldman Sachs Emerging Markets Equity Fund Institutional Class	17,893,053	421,918,197
Invesco Developing Markets Fund Class R6	4,766,352	183,599,885
iShares China Large-Cap ETF (c)	575,894	17,455,347
iShares ESG Aware MSCI EM ETF	209,609	7,239,895
iShares MSCI China ETF (c)	2,137,525	101,147,683
iShares MSCI India ETF (c)	1,139,300	62,410,854
iShares MSCI South Korea ETF (c)	511,975	29,402,724
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	16,261,674
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,010,492,097)		4,461,165,045

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	507,553	16,968,127
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	145,250	1
Sberbank of Russia PJSC (b)(f)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $17,752,550)		16,968,128

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025 (j)	4.55	190,000	188,785
US Treasury Bills 0% 1/9/2025 (j)	4.57 to 4.58	770,000	766,349
US Treasury Bills 0% 12/12/2024 (j)	4.93 to 4.94	3,790,000	3,785,218
US Treasury Bills 0% 2/27/2025 (j)	4.44	1,760,000	1,741,360
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,480,413)			6,481,712

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.64	123,348,469	123,373,139
Fidelity Securities Lending Cash Central Fund (k)(l)	4.64	214,286,855	214,308,284
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	0.10	256,127,139	256,127,138
TOTAL MONEY MARKET FUNDS (Cost $593,808,561)			593,808,561

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $10,127,344,343)	11,972,290,859
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(207,298,632)
NET ASSETS - 100.0%	11,764,992,227

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,674	Dec 2024	200,343,220	(1,809,980)	(1,809,980)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $403,423,853 or 3.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,375,840 or 3.0% of net assets.

(f)	Level 3 security
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $556,755 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Affiliated Fund
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,308,537.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Hyundai Motor India Ltd	2025-01-17

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	99,422,186	1,148,173,297	1,124,221,660	4,203,169	(684)	-	123,373,139	0.2%
Fidelity Securities Lending Cash Central Fund	141,990,191	888,638,285	816,320,192	803,101	-	-	214,308,284	0.8%
Total	241,412,377	2,036,811,582	1,940,541,852	5,006,270	(684)	-	337,681,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund - Class Z	670,097,368	149,000,000	456,263,158	-	53,885,048	15,226,151	431,945,409
Fidelity SAI Emerging Markets Index Fund	460,823,257	388,926,462	300,000,000	-	37,410,283	17,008,388	604,168,390
Fidelity SAI Emerging Markets Low Volatility Index Fund	782,149,971	66,000,000	140,000,000	-	91,350	27,528,309	735,769,630
Fidelity SAI Emerging Markets Value Index Fund	1,086,277,967	271,004,045	-	-	-	122,289,003	1,479,571,015
Fidelity SAI Inflation-Focused Fund	1,157	28	-	28	-	(7)	1,178
	2,999,349,720	874,930,535	896,263,158	28	91,386,681	182,051,844	3,251,455,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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